Retirement Plans and Post-Retirement Benefits (Assumptions) (Details)	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Pension Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Assumptions for benefit obligations, Discount rate	0.47%	0.50%
Assumptions for expense, Discount rate	0.50%	0.50%	0.50%
Assumptions for benefit obligations, Average increase in compensation levels	2.00%	2.00%
Assumptions for expense, Average increase in compensation levels	1.80%	2.00%	2.00%
Assumptions for expense, Expected long-term return on assets	1.50%	1.50%	0.25%
Pension Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Assumptions for benefit obligations, Discount rate	7.00%	8.00%
Assumptions for expense, Discount rate	8.00%	7.00%	7.00%
Assumptions for benefit obligations, Average increase in compensation levels	10.00%	10.00%
Assumptions for expense, Average increase in compensation levels	10.00%	11.00%	9.15%
Assumptions for expense, Expected long-term return on assets	7.75%	7.50%	8.00%
Other Post-Retirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Assumptions for benefit obligations, Average increase in compensation levels	3.00%	3.00%
Assumptions for expense, Average increase in compensation levels	3.00%	3.00%	3.50%
Assumptions for expense, Expected long-term return on assets	4.80%	4.80%	4.40%
Health care cost trend rate assumed, Next fiscal year		6.70%
Ultimate health care cost trend rate		3.50%
Year health care cost trend rate reaches ultimate trend rate	2031	2031
Other Post-Retirement Benefits Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Assumptions for benefit obligations, Discount rate	2.80%	4.30%
Assumptions for expense, Discount rate	4.12%	3.40%	3.30%
Health care cost trend rate assumed, Next fiscal year	4.50%
Ultimate health care cost trend rate	3.50%
Other Post-Retirement Benefits Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Assumptions for benefit obligations, Discount rate	3.20%	4.60%
Assumptions for expense, Discount rate	4.60%	3.80%	3.90%
Health care cost trend rate assumed, Next fiscal year	7.40%
Ultimate health care cost trend rate	4.50%